Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and diluted net loss per share
Summary of basic and diluted net loss per share

	For the years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to ordinary shareholders of the Company	(12,618)	(13,631)	(200,875)
Numerator for basic and diluted net loss per share	(12,618)	(13,631)	(200,875)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	39,368,436	48,187,235	50,420,225
Basic net loss per share	(0.32)	(0.28)	(3.98)
Diluted net loss per share	(0.32)	(0.28)	(3.98)

Computation of diluted net loss per ordinary share

	As of December 31,
	2020	2021	2022
Share options, RSUs and warrants – weighted average (thousands)	2,998	2,613	385